10Q DERIVATIVES AND HEDGING INSTRUMENTS - Narrative (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2025 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on foreign currency translation adjustments	$ 215,064,000	$ (84,360,000)	$ (433,849,000)	$ 211,310,000	$ (276,559,000)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net unrealized loss expected to be reclassified during the next 12 months	9,300,000		6,500,000
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss on foreign currency translation adjustments	(9,500,000)	$ (7,100,000)	$ 28,900,000	$ (27,000,000.0)
Designated as Hedging Instrument | Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 1,500,000,000
Senior Notes | 4.875% senior notes due March 17, 2031
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Face amount of debt instrument | €						€ 800,000,000
Stated interest rate (as a percent)	4.875%					4.875%